Right-of-use assets and lease liabilities Depreciation related to operating leases (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Depreciation operating leased assets [Line Items]
Depreciation related to operating leases	€ 67.1	€ 54.5	€ 50.3
Properties [Member]
Depreciation operating leased assets [Line Items]
Depreciation related to operating leases	40.2	29.9	31.0
Cars [Member]
Depreciation operating leased assets [Line Items]
Depreciation related to operating leases	7.4	7.1	7.1
Warehouses [Member]
Depreciation operating leased assets [Line Items]
Depreciation related to operating leases	7.1	5.9	5.1
Other [Member]
Depreciation operating leased assets [Line Items]
Depreciation related to operating leases	€ 12.4	€ 11.6	€ 7.1